Fair Value (Details 2) (Fair Value Measurements Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans [Member] | Commercial and other [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		$ 22
Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	833	473
Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	2,000	475
Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	697	557
Impaired loans [Member] | Commercial: Home Equity [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		3
Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	102	365
Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	385
Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	133	93
Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	273	271
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial and other [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans [Member] | Commercial: Home Equity [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis
Significant Other Observable Inputs (Level 2) [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	273	271
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial and other [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		22
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	833	473
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	2,000	475
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	697	557
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans [Member] | Commercial: Home Equity [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis		3
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Real Estate [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	102	365
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial: Land [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	385
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned, net [Member] | Commercial Mortgage [Member]
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis	$ 133	$ 93